Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB STRATEGIC TRUST
Prospectus Date	rr_ProspectusDate	Jun. 28, 2018
Document Creation Date	dei_DocumentCreationDate	Jan. 14, 2019